intangible assets and goodwill (Details) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended
	Jul. 23, 2021 item	Aug. 12, 2021 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 15, 2021 CAD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
intangible assets and goodwill
Balance at beginning of the period					$ 22,250
Amortization			$ 266	$ 220	531	$ 422
Net foreign exchange differences					(10)
Balance at end of the period			22,442		22,442
Accumulated impairment losses of goodwill			7,201		7,201				$ 7,224
Contractual commitments for the acquisition of intangible assets			33		33				$ 56
Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period					27,479
Additions					701
Additions arising from business acquisitions					130
Dispositions, retirements and other					(417)
Net foreign exchange differences					(155)
Balance at end of the period			27,738		27,738
Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period					(5,229)
Amortization					(531)
Dispositions, retirements and other					(454)
Balance at end of the period			(5,296)		(5,296)
Allowance for doubtful accounts
intangible assets and goodwill
Accumulated impairment losses of goodwill			0		0
Spectrum licences
intangible assets and goodwill
Balance at beginning of the period					9,910
Balance at end of the period			10,235		10,235
Spectrum licences | Innovation, Science and Economic Development
intangible assets and goodwill
Number of spectrum licenses purchased | item	142
Purchase price			21		21		$ 1,950	$ 249
Percentage of total purchase price remitted as per terms of the auction		20.00%
Amount remitted per terms of the auction		$ 390
Spectrum licences | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period					9,910
Additions					325
Net foreign exchange differences					0
Balance at end of the period			10,235		10,235
Total intangible assets
intangible assets and goodwill
Balance at beginning of the period					15,026
Net foreign exchange differences					(10)
Balance at end of the period			15,241		15,241
Total intangible assets | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period					19,891
Additions					701
Additions arising from business acquisitions					74
Dispositions, retirements and other					(417)
Net foreign exchange differences					(76)
Balance at end of the period			20,173		20,173
Total intangible assets | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period					(4,865)
Amortization					(531)
Dispositions, retirements and other					(454)
Balance at end of the period			(4,932)		(4,932)
Intangible assets subject to amortization
intangible assets and goodwill
Balance at beginning of the period					5,116
Net foreign exchange differences					(10)
Balance at end of the period			5,006		5,006
Intangible assets subject to amortization | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period					9,981
Additions					376
Additions arising from business acquisitions					74
Dispositions, retirements and other					(417)
Net foreign exchange differences					(76)
Balance at end of the period			9,938		9,938
Intangible assets subject to amortization | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period					(4,865)
Amortization					(531)
Dispositions, retirements and other					(454)
Balance at end of the period			(4,932)		(4,932)
Customer contracts, related customer relationships and leasehold interests intangible assets and goodwill
Balance at beginning of the period					2,420
Net foreign exchange differences					(8)
Balance at end of the period			2,217		2,217
Customer contracts, related customer relationships and leasehold interests | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period					2,915
Additions arising from business acquisitions					11
Dispositions, retirements and other					(32)
Net foreign exchange differences					(66)
Balance at end of the period			2,828		2,828
Customer contracts, related customer relationships and leasehold interests | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period					(495)
Amortization					(153)
Dispositions, retirements and other					(29)
Balance at end of the period			(611)		(611)
Software
intangible assets and goodwill
Balance at beginning of the period					2,205
Net foreign exchange differences					(1)
Balance at end of the period			2,239		2,239
Software | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period					6,479
Additions					51
Additions arising from business acquisitions					56
Dispositions, retirements and other					(449)
Assets under construction put into service					288
Net foreign exchange differences					(2)
Balance at end of the period			6,423		6,423
Software | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period					(4,274)
Amortization					(364)
Dispositions, retirements and other					(453)
Balance at end of the period			(4,184)		(4,184)
Access to rights-of-way, crowdsource assets and other
intangible assets and goodwill
Balance at beginning of the period					275
Net foreign exchange differences					(1)
Balance at end of the period			300		300
Access to rights-of-way, crowdsource assets and other | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period					371
Additions					2
Additions arising from business acquisitions					7
Dispositions, retirements and other					64
Net foreign exchange differences					(7)
Balance at end of the period			437		437
Access to rights-of-way, crowdsource assets and other | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period					(96)
Amortization					(14)
Dispositions, retirements and other					28
Balance at end of the period			(137)		(137)
Assets under construction
intangible assets and goodwill
Balance at beginning of the period					216
Balance at end of the period			250		250
Assets under construction | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period					216
Additions					323
Assets under construction put into service					(288)
Net foreign exchange differences					(1)
Balance at end of the period			250		250
Goodwill
intangible assets and goodwill
Balance at beginning of the period					7,224
Balance at end of the period			7,201		7,201
Goodwill | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period					7,588
Additions arising from business acquisitions					56
Net foreign exchange differences					(79)
Balance at end of the period			7,565		7,565
Goodwill | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period					(364)
Balance at end of the period			$ (364)		$ (364)